Consolidated statements of changes in equity (CHF) In Millions, unless otherwise specified		Total	Total shareholders' equity	Common shares	Additional paid-in capital		Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2010		43,015	33,282	47	23,026		25,316	(552)	(14,555)	9,733
Balance (in shares) at Dec. 31, 2010				1,173,946,065
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(3)	(2)		(2)					(1)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(747)								(747)
Sale of subsidiary shares to noncontrolling interests, changing ownership			(7)		(7)					7
Sale of subsidiary shares to noncontrolling interests, not changing ownership		246								246
Net income/(loss)		2,844	1,907				1,907			937
Total other comprehensive income/(loss), net of tax		(3,020)	(2,394)						(2,394)	(626)
Issuance of common shares		666	666	1	665
Issuance of common shares (in shares)				16,028,707
Sale of treasury shares		7,746	7,746		(83)			7,829
Sale of treasury shares (in shares)				197,154,527
Repurchase of treasury shares		(7,672)	(7,672)					(7,672)
Repurchase of treasury shares (in shares)				(194,611,747)
Share-based compensation, net of tax		(430)	(429)		(713)			284		(1)
Share-based compensation, net of tax (in shares)				6,582,201
Financial instruments indexed to own shares		202	202		202
Cash dividends paid		(1,805)	(1,748)		(1,646)		(102)			(57)
Changes in redeemable noncontrolling interests		(425)	(335)		(335)					(90)
Change in scope of consolidation, net		(310)								(310)
Balance at Jun. 30, 2011		40,307	31,216	48	21,107		27,121	(111)	(16,949)	9,091
Balance (in shares) at Jun. 30, 2011				1,199,099,753
Balance at Mar. 31, 2011		43,288	34,057	48	22,565		26,455	0	(15,011)	9,231
Balance (in shares) at Mar. 31, 2011				1,201,020,793
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(2)	(1)		(1)					(1)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(372)								(372)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		153								153
Net income/(loss)		1,348	768				768			580
Total other comprehensive income/(loss), net of tax		(2,411)	(1,938)						(1,938)	(473)
Issuance of common shares		43	43		43
Issuance of common shares (in shares)				1,182,356
Sale of treasury shares		2,945	2,945		(221)			3,166
Sale of treasury shares (in shares)				85,354,994
Repurchase of treasury shares		(3,292)	(3,292)					(3,292)
Repurchase of treasury shares (in shares)				(88,801,653)
Share-based compensation, net of tax		373	373		358			15
Share-based compensation, net of tax (in shares)				343,263
Financial instruments indexed to own shares		217	217		217
Cash dividends paid		(1,794)	(1,748)		(1,646)		(102)			(46)
Changes in redeemable noncontrolling interests		(208)	(208)		(208)
Change in scope of consolidation, net		19								19
Balance at Jun. 30, 2011		40,307	31,216	48	21,107		27,121	(111)	(16,949)	9,091
Balance (in shares) at Jun. 30, 2011				1,199,099,753
Balance at Dec. 31, 2011		41,085	33,674	49	21,796		27,053	(90)	(15,134)	7,411
Balance (in shares) at Dec. 31, 2011	[1]			1,220,322,988
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(117)								(117)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		7								7
Net income/(loss)		214	44				44			170
Total other comprehensive income/(loss), net of tax		(868)	(689)						(689)	(179)
Issuance of common shares		4	4		4
Issuance of common shares (in shares)				180,858
Sale of treasury shares		1,853	1,853		32			1,821
Sale of treasury shares (in shares)				74,369,036
Repurchase of treasury shares		(1,734)	(1,734)					(1,734)
Repurchase of treasury shares (in shares)				(70,484,278)
Share-based compensation, net of tax		400	400		397			3
Share-based compensation, net of tax (in shares)				125,316
Financial instruments indexed to own shares		41	41		41
Cash dividends paid		(13)								(13)
Change in scope of consolidation, net		(8)	(8)		(8)
Balance at Mar. 31, 2012		40,864	33,585	49	22,262		27,097	0	(15,823)	7,279
Balance (in shares) at Mar. 31, 2012	[2]			1,224,513,920
Balance at Dec. 31, 2011		41,085	33,674	49	21,796		27,053	(90)	(15,134)	7,411
Balance (in shares) at Dec. 31, 2011	[1]			1,220,322,988
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		44	44		44
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[3],[4]	(311)								(311)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[4]	49								49
Net income/(loss)		1,034	832				832			202
Total other comprehensive income/(loss), net of tax		228	222						222	6
Issuance of common shares		1,323	1,323	2	1,321
Issuance of common shares (in shares)				62,266,173
Sale of treasury shares		3,775	3,775		(1)			3,776
Sale of treasury shares (in shares)				167,997,714
Repurchase of treasury shares		(3,862)	(3,862)					(3,862)
Repurchase of treasury shares (in shares)				(172,239,045)
Share-based compensation, net of tax		(88)	(87)		(197)	[5]		110		(1)
Share-based compensation, net of tax (in shares)				4,740,041
Financial instruments indexed to own shares	[6]	16	16		16
Cash dividends paid		1,150	1,125		1,011	[7]	114			25
Changes in redeemable noncontrolling interests		6	6		6	[8]
Balance at Jun. 30, 2012		42,105	34,774	51	21,930		27,771	(66)	(14,912)	7,331
Balance (in shares) at Jun. 30, 2012	[9]			1,283,087,871
Balance at Mar. 31, 2012		40,864	33,585	49	22,262		27,097	0	(15,823)	7,279
Balance (in shares) at Mar. 31, 2012	[2]			1,224,513,920
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		44	44		44
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[3],[4]	(194)								(194)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[4]	42								42
Net income/(loss)		820	788				788			32
Total other comprehensive income/(loss), net of tax		1,096	911						911	185
Issuance of common shares		1,319	1,319	2	1,317
Issuance of common shares (in shares)				62,085,315
Sale of treasury shares		1,922	1,922		(33)			1,955
Sale of treasury shares (in shares)				93,628,678
Repurchase of treasury shares		(2,128)	(2,128)					(2,128)
Repurchase of treasury shares (in shares)				(101,754,767)
Share-based compensation, net of tax		(488)	(487)		(594)	[10]		107		(1)
Share-based compensation, net of tax (in shares)				4,614,725
Financial instruments indexed to own shares	[6]	(57)	(57)		(57)
Cash dividends paid		(1,137)	(1,125)		1,011	[7]	(114)			(12)
Changes in redeemable noncontrolling interests		2	2		2	[8]
Balance at Jun. 30, 2012		42,105	34,774	51	21,930		27,771	(66)	(14,912)	7,331
Balance (in shares) at Jun. 30, 2012	[9]			1,283,087,871

[1]	At par value CHF 0.04 each, fully paid, net of 4,010,074 treasury shares. In addition to the treasury shares, a maximum of 643,807,004 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.
[2]	At par value CHF 0.04 each, fully paid. A maximum of 643,620,119 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.
[3]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[4]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[5]	Includes a net tax benefit of CHF 14 million from the excess fair value of shares delivered over recognized compensation expense.
[6]	The Group had purchased certain call options on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[7]	Paid out of reserves from capital contributions.
[8]	Represents the accrued portion of the redemption value of redeemable noncontrolling interests in Credit Suisse Hedging-Griffo Investimentos S.A. Refer to "Other commitments" in Note 24 ? Guarantees and commitments for further information.
[9]	At par value CHF 0.04 each, fully paid, net of 3,511,364 treasury shares. In addition to the treasury shares, a maximum of 805,730,391 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders. 449,750,000 of these unissued shares are reserved mainly for a potential conversion of already issued buffer capital notes into shares in the case of a trigger event. As a result of the capital measures announced on July 18, 2012, 732,326,910 unissued shares are reserved for buffer capital notes and mandatory and contingent convertible securities.
[10]	Includes a net tax charge of CHF 5 million from the excess recognized compensation expense over fair value of shares delivered.